ROPES & GRAY LLP

1211 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036

PHONE: 212-596-9000

FAX: 212-596-9090

Reid Adams

212-596-9209

reid.adams@ropesgray.com

November 9, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pyxis Funds Trust I
(File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

On behalf of Pyxis Funds I, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the Prospectus and Statement of Additional Information for Pyxis/iBoxx Senior Loan ETF (the “Fund”), which would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 34 to the Trust’s Registration Statement under the Securities Act and Amendment 37 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 34/37”), as filed electronically with the Commission on October 19, 2012. Amendment No. 34/37 became effective on October 22, 2012. The Fund commenced operations on November 7, 2012.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (212) 596-9209.

Sincerely,

/s/ Reid Adams

Reid Adams

cc:	Ethan Powell, Pyxis Capital, L.P.